COHEN & STEERS DIVIDEND VALUE FUND, INC.

CLASS A AND C SHARES

SUPPLEMENT DATED JULY 12, 2006

TO THE PROSPECTUS DATED JULY 1, 2006

The information below supplements the information found in the Prospectus dated July 1, 2006:

RELATED PERFORMANCE

Richard E. Helm is senior vice president of the Advisor and head of its large cap value portfolio management team. Mr. Helm is also a vice president of the fund and the fund’s portfolio manager. As portfolio manager, Mr. Helm manages the investment program of the fund and is primarily responsible for the day-to-day management of the fund’s portfolio.

Mr. Helm was senior portfolio manager of WM Advisors, Inc. and sole portfolio manager of WM Equity Income Fund from March 15, 2001 to July 29, 2005. The WM Equity Income Fund had approximately $2.2 billion in net assets as of June 30, 2005. As portfolio manager of WM Equity Income Fund, Mr. Helm had full discretionary authority over the selection of investments for that fund.

The fund and WM Equity Income Fund have substantially similar investment objectives, policies and strategies. The performance information for the Class A shares of WM Equity Income Fund for the period from April 1, 2001 to June 30, 2005 is set forth below. The performance information reflects the deduction of all fees and expenses, and is shown both with and without the maximum sales charge imposed on WM Equity Income Fund’s Class A shares.

Average Annual Total Returns

Periods Ended June 30, 2005

	WM Equity Income Fund (at NAV)	WM Equity Income Fund (with sales charge)	S&P 500
One Year	15.81%	9.46%	6.32%
Three Years	13.37%	11.25%	8.25%
Since Inception*	9.83%	8.38%	2.31%

*	Inception date of Mr. Helm’s employment as portfolio manager of the WM Equity Income Fund was March 15, 2001. Performance is shown from April 1, 2001.

(a) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

(b) The S&P 500 (Standard & Poor’s 500 Composite Stock Price Index) is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The S&P 500 Index is adjusted to reflect reinvestment of dividends.

The WM Equity Income Fund is a separate fund and its historical performance is not indicative of the potential performance of the fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

The prior performance of Mr. Helm in managing the WM Equity Income Fund does not represent the performance of the fund and is not an indication or guarantee of the fund’s future performance, which may be higher or lower.

The fund’s fees and expenses may be higher than those of the WM Equity Income Fund. Had the fund’s fees and expenses been applied, the performance numbers may have been lower.

The fund’s performance will be influenced by a number of factors, including the timing of money flowing into and out of the fund. These factors may be different for the fund than they have been for the WM Equity Income Fund, and therefore may result in different performance results for the fund and the WM Equity Income Fund.

The performance information for the WM Equity Income Fund is provided merely to indicate the experience of Mr. Helm in managing a substantially similar mutual fund.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

CLASS I SHARES

SUPPLEMENT DATED JULY 12, 2006

TO THE PROSPECTUS DATED JULY 1, 2006

The information below supplements the information found in the Prospectus dated July 1, 2006:

RELATED PERFORMANCE

Richard E. Helm is senior vice president of the Advisor and head of its large cap value portfolio management team. Mr. Helm is also a vice president of the fund and the fund’s portfolio manager. As portfolio manager, Mr. Helm manages the investment program of the fund and is primarily responsible for the day-to-day management of the fund’s portfolio.

Mr. Helm was senior portfolio manager of WM Advisors, Inc. and sole portfolio manager of WM Equity Income Fund from March 15, 2001 to July 29, 2005. The WM Equity Income Fund had approximately $2.2 billion in net assets as of June 30, 2005. As portfolio manager of WM Equity Income Fund, Mr. Helm had full discretionary authority over the selection of investments for that fund.

The fund and WM Equity Income Fund have substantially similar investment objectives, policies and strategies. The performance information for the Class A shares of WM Equity Income Fund for the period from April 1, 2001 to June 30, 2005 is set forth below. The performance information reflects the deduction of all fees and expenses, and is shown both with and without the maximum sales charge imposed on WM Equity Income Fund’s Class A shares.

Average Annual Total Returns

Periods Ended June 30, 2005

	WM Equity Income Fund (at NAV)	WM Equity Income Fund (with sales charge)	S&P 500
One Year	15.81%	9.46%	6.32%
Three Years	13.37%	11.25%	8.25%
Since Inception*	9.83%	8.38%	2.31%

*	Inception date of Mr. Helm’s employment as portfolio manager of the WM Equity Income Fund was March 15, 2001. Performance is shown from April 1, 2001.

(a) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

(b) The S&P 500 (Standard & Poor’s 500 Composite Stock Price Index) is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The S&P 500 Index is adjusted to reflect reinvestment of dividends.

The WM Equity Income Fund is a separate fund and its historical performance is not indicative of the potential performance of the fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

The prior performance of Mr. Helm in managing the WM Equity Income Fund does not represent the performance of the fund, and is not an indication or guarantee of the fund’s future performance, which may be higher or lower.

The fund’s fees and expenses may be higher than those of the WM Equity Income Fund. Had the fund’s fees and expenses been applied, the performance numbers may have been lower.

The fund’s performance will be influenced by a number of factors, including the timing of money flowing into and out of the fund. These factors may be different for the fund than they have been for the WM Equity Income Fund, and therefore may result in different performance results for the fund and the WM Equity Income Fund.

The performance information for the WM Equity Income Fund is provided merely to indicate the experience of Mr. Helm in managing a substantially similar mutual fund.